Accounts receivable net (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Accounts receivable net
Accounts receivable	$ 1,650,231	$ 19,523,108
Less: allowance for credit losses	0	(7,732,717)
Accounts receivable, net	$ 1,650,231	$ 11,790,391